Combined Statements of Parent Company Equity (USD $) In Millions, unless otherwise specified	Total	Net parent company investment	Common stock	Accumulated other comprehensive income
Balance at Dec. 31, 2009	$ 11,654	$ 10,973		$ 681
Increase (Decrease) in Stockholders' Equity
Net earnings	4,178	4,178
Net transactions with Abbott Laboratories	264	264
Other comprehensive loss, net of tax	(393)			(393)
Balance at Dec. 31, 2010	15,703	15,415		288
Increase (Decrease) in Stockholders' Equity
Net earnings	3,433	3,433
Net transactions with Abbott Laboratories	(6,891)	(6,891)
Other comprehensive loss, net of tax	(313)			(313)
Balance at Dec. 31, 2011	11,932	11,957		(25)
Increase (Decrease) in Stockholders' Equity
Net earnings	883
Other comprehensive loss, net of tax	220			220
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011	11,932	11,957		(25)
Increase (Decrease) in Stockholders' Equity
Net earnings	5,275	5,275
Net transactions with Abbott Laboratories	(13,519)	(13,519)
Assumption of accumulated unrealized losses on pension and other post-employment benefits, net of tax benefit of $36	(296)			(296)
Other comprehensive loss, net of tax	(29)			(29)
Balance at Dec. 31, 2012	3,363	3,713		(350)
Increase (Decrease) in Stockholders' Equity
Net earnings	968
Other comprehensive loss, net of tax	(205)			(205)
Balance at Mar. 31, 2013	$ 2,957		$ 16	$ (1,237)